Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) customer suppliers shares	Mar. 31, 2020 USD ($) customer suppliers shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Jul. 07, 2020 USD ($)	Mar. 31, 2018 USD ($)
Cash equivalents	$ 0	$ 0
Unrecognized Tax Benefits					$ 0
Income Tax Penalties And Interest Accrued					$ 0
FDIC Insured Amount	250,000	250,000
Proceeds to the warrants based on their initial fair value measurement	6,837,000
Proceeds from issuance of common stock net of issuance cost	249,263,000
Net loss	(29,637,673)
Accumulated deficit	(29,637,673)	(29,637,673)
Cash and cash equivalents	306,623	306,623				$ 0
Barkbox Inc [Member]
Net loss		(31,391,000)	$ (31,368,000)	$ (37,082,000)
Accumulated deficit	(179,954,000)	(179,954,000)	(148,563,000)
Cash and cash equivalents	38,278,000	38,278,000	9,676,000	11,341,000			$ 8,701,000
restricted cash	1,500,000	1,500,000
Allowance for doubtful accounts	100,000	$ 100,000	100,000
Intangible Asset, Useful Life		3 years
Impairments of long-lived assets		$ 0	0
Income tax examination Pecenrtage of likelihood of favorable settlement		50.00%
Refund liability	1,292,000	$ 1,292,000	604,000
Sales tax payable	24,164,000	24,164,000	14,000,000
Accrued Sales taxes collected not remitted	14,500,000	14,500,000	9,200,000
Sales tax expense		1,200,000	5,000,000
Advertising costs		$ 60,100,000	$ 39,700,000	$ 34,300,000
Expected term (years)		5 years 3 months 3 days	5 years 29 days	5 years 3 months
Barkbox Inc [Member] | General and Administrative Expense [Member]
Credit cards payment processing fees		$ 8,400,000	$ 5,700,000	$ 4,700,000
Fulfillment costs		94,900,000	53,400,000	$ 47,500,000
Barkbox Inc [Member] | Prepaid Expenses and Other Current Assets [Member]
Deferred transaction costs	3,700,000	3,700,000
Barkbox Inc [Member] | Accrued And Other Current Liabilities [Member] | Sales Channel, Through Intermediary [Member]
Refund liability	100,000	100,000	100,000
Barkbox Inc [Member] | Accrued And Other Current Liabilities [Member] | Subscription and Circulation [Member]
Refund liability	1,200,000	$ 1,200,000	$ 500,000
Barkbox Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk percentage		10.00%	10.00%
Barkbox Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk percentage		84.00%	55.00%
Number of major customers | Customers | customer		3	2
Barkbox Inc [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Concentration risk percentage		30.00%	30.00%
Barkbox Inc [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration risk percentage		44.00%	45.00%
Number of major suppliers | suppliers		2	3
Private Placement Warrants
Warrant liability for the initial fair value of the warrants	$ 4,922,640
Expected Term [Member] | Barkbox Inc [Member]
Expected term (years)		10 years
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share | shares	13,036,333
Warrant [Member] | Barkbox Inc [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share | shares		233,881	233,881	233,881
Warrant [Member] | IPO [Member] | Portion at Fair Value Measurement
Proceeds to the warrants based on their initial fair value measurement	$ 8,987,033
Common Class A [Member] | IPO [Member]
Proceeds from issuance of common stock net of issuance cost	$ 13,926,600